Property and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property and Equipment, Net
Property and equipment, gross	$ 89,961,218	$ 84,879,236
Accumulated depreciation	(40,851,751)	(34,802,311)
Property and equipment, net	49,109,467	50,076,925
Depreciation expense	8,659,092	8,206,163	8,684,626
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	33,760,211	29,942,721
Buildings
Property and Equipment, Net
Property and equipment, gross	18,348,855	21,787,018
Furniture, fixtures and equipment
Property and Equipment, Net
Property and equipment, gross	30,424,438	26,076,914
Motor vehicles
Property and Equipment, Net
Property and equipment, gross	$ 7,427,714	$ 7,072,583